Condensed Consolidated Statements of Income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Income Statement [Abstract]
Revenue	$ 22,695	$ 18,350	$ 46,844	$ 35,053
Time charter expenses	(338)	(197)	(749)	(377)
Direct vessel expenses	(952)	(289)	(1,588)	(578)
Management fees (entirely through related party transactions)	(5,187)	(3,705)	(10,374)	(7,125)
General and administrative expenses	(724)	(482)	(1,550)	(1,017)
Depreciation and amortization	(6,378)	(5,076)	(12,779)	(9,953)
Interest income	69	0	69	0
Interest expenses and finance cost	(3,284)	(3,228)	(6,440)	(4,363)
Other (expense)/ income, net	(12)	21	(49)	66
Net income	$ 5,889	$ 5,394	$ 13,384	$ 11,706
Earnings per unit (basic and diluted)
Common unitholders:	$ 0.28	$ 0.26	$ 0.65	$ 0.59
Subordinated Series A unitholders:	0.28	1.82	0.65	3.63
Subordinated unitholders:	$ 0.28	$ 0.26	$ 0.65	$ 0.59